   PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS -- FIXED INCOME PORTFOLIOS

SUPPLEMENT DATED NOVEMBER 17, 2006 TO PROSPECTUS DATED APRIL 1, 2006


Effective December 31, 2006, the name of the Northern Institutional Funds Short-Intermediate Bond Portfolio will be changed to the Northern Institutional Funds Short Bond Portfolio.

The following will replace the fourth paragraph under "Principal Investment Strategies and Risk" on page 9 of the Prospectus:

The Portfolio's dollar-weighted average maturity, under normal circumstances, will range between one and three years.

For the Short Bond Portfolio, the following will replace the Average Annual Total Return chart under "Portfolio Performance" on page 18 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURN
(for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------
                                                                                 Inception                          Since
                                                                                   Date    1-Year  5-Year 10-Year Inception
---------------------------------------------------------------------------------------------------------------------------
Class A Return before taxes                                                       1/11/93    1.19% 3.77%   4.75%    5.13%
---------------------------------------------------------------------------------------------------------------------------
        Return after taxes on distributions                                                (0.04)% 2.31%   2.39%    2.84%
        Return after taxes on distributions and sale of portfolio shares                     0.77% 2.33%   2.56%    2.94%
Merrill Lynch 1-5 Year Corporate/Government BondIndex*                                       1.43% 4.63%   5.35%    5.59%
Lehman Brothers 1-3 Year U.S. Government/CreditIndex**                                       1.77% 4.15%   5.07%    5.19%
---------------------------------------------------------------------------------------------------------------------------
Class D Return before taxes                                                       9/14/94    0.81% 3.37%   4.34%    4.86%
---------------------------------------------------------------------------------------------------------------------------

Merrill Lynch 1-5 Year Corporate/Government BondIndex*                                       1.43% 4.63%   5.35%    5.78%
Lehman Brothers 1-3 Year U.S. Government/CreditIndex**                                       1.77% 4.15%   5.07%    5.40%
---------------------------------------------------------------------------------------------------------------------------
After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and localtaxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant toinvestors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shownonly for Class A Shares. After-tax returns for other classes will vary.
*The Index figures do not reflect any fees, expenses or taxes.
**The Lehman Brothers 1-3 Year U.S. Government/Credit Index is replacing the Merrill Lynch 1-5 Year Corporate/Government
Bond Index as theShort Bond Portfolio's performance benchmark. The Portfolio is making this change because the Adviser believes that the securities included in theLehman Brothers 1-3 Year U.S. Government/Credit Index are more representative of the Portfolio's investments.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

For the U.S. Government Securities Portfolio, the following replaces the Average Annual Total Return chart under "Portfolio Performance" on page 19 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURN
(for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------
                                                                                 Inception                          Since
                                                                                   Date    1-Year  5-Year 10-Year Inception
---------------------------------------------------------------------------------------------------------------------------
Class A Return before taxes                                                        4/5/93    1.21% 4.15%   4.89%    4.95%
---------------------------------------------------------------------------------------------------------------------------
        Return after taxes on distributions                                                (0.02)% 2.51%   2.87%    2.94%
        Return after taxes on distributions and sale of portfolio shares                     0.78% 2.59%   2.93%    2.98%
Merrill Lynch 1-5 Year Government Index*                                                     1.44% 4.17%   5.11%    5.22%
Lehman Brothers 1-5 Year U.S. Government Index**                                             1.48% 4.26%   5.16%    5.23%
---------------------------------------------------------------------------------------------------------------------------
Class D Return before taxes                                                       9/15/94    0.82% 3.74%   4.49%    4.89%
---------------------------------------------------------------------------------------------------------------------------

Merrill Lynch 1-5 Year Government Index*                                                     1.44% 4.17%   5.11%    5.64%
Lehman Brothers 1-5 Year U.S. Government Index**                                             1.48% 4.26%   5.16%    5.58%
---------------------------------------------------------------------------------------------------------------------------
After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and localtaxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant toinvestors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shownonly for Class A Shares. After-tax returns for other classes will vary.
*The Index figures do not reflect any fees, expenses or taxes.
**The Lehman Brothers 1-5 Year U.S. Government Index is replacing the Merrill Lynch 1-5 Year Government Index as the U.S.
GovernmentSecurities Portfolio's performance benchmark. The Portfolio is making this change because the Adviser believes that the securities included in theLehman Brothers 1-5 Year U.S. Government Index are more representative of the
Portfolio's investments.

The following replaces the fourth paragraph under "Broad-based Securities Market Indices" on page 20 of the Prospectus:

The Lehman Brothers 1-3 Year U.S. Government/Credit Index is an unmanaged index of securities issued by the U.S. government and corporate bonds with maturities of one to three years.

The following replaces the fifth paragraph under "Broad-based Securities Market Indices" on page 20 of the Prospectus:

The Lehman Brothers 1-5 Year U.S. Government Index is an unmanaged index of securities issued by the U.S. government with maturities of one to five years.

The following replaces the fourth paragraph under "Portfolio Management" on page 29 of the Prospectus:

Effective November 1, 2006, the managers for the U.S. Government Securities Portfolio are Timothy S. Musial, Vice President of Northern Trust, and Daniel
J. Personette, Second Vice President of Northern Trust. Mr. Musial has had such responsibility since November 2005, and Mr. Personette since November 2006. Joining Northern Trust in 1994, Mr. Musial has been managing and trading fixed income portfolios for the past five years. Mr. Personette joined Northern Trust in 1996 and for the past five years has managed various fixed income portfolios.

The following replaces the fifth paragraph under "Portfolio Management" on page 29 of the Prospectus:

Effective November 1, 2006, the managers for the U.S. Treasury Index Portfolio are Timothy S. Musial, Vice President of Northern Trust, and Daniel J. Personette, Second Vice President of Northern Trust. Mr. Musial has had such responsibility since November 2006, and Mr. Personette since May 2002.

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                                                                   NIF SPTF NOV
[LOGO] NORTHERN
INSTITUTIONAL FUNDS/R/
Managed by
Northern Trust
                                         50 South LaSalle Street
                                         P.O. Box 75986
                                         Chicago, Illinois 60675-5986
                                         800/637-1380
                                         northerninstitutionalfunds.com

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